SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.SUBSEQUENT EVENTS

In January 2018, the Group entered into a three-year business agreement with PICC Property and Casualty Company Limited. PICC Property and Casualty Company Limited provides surety insurance for loans facilitated through the Group’s online marketplace with 12-month term and with an amount not exceeding RMB200,000 (approximately US$31,000), and will reimburse investors their principal and expected interest in the event of loan default within the agreed scope of the Agreement. In March 2018, the Group began to cooperate with a guarantee company, whereby the guarantee company provides guarantee for loans facilitated through the Group’s online marketplace for the assurance that investors’ principal and interest would be repaid in the event that their loans default.

In January 2018, the Group established a new trust, Huijin No.28 Single Capital Trust E4, or Trust No.4, in collaboration with the trust company to invest in loans facilitated on the Group’s online marketplace. Trust No. 4 is fully funded by the Group with an aggregate investment amount of RMB350.0 million (US$53.8 million) and is consolidated by the Group.